Segment and Geographical Information (Details Textual) (Fiat Industrial subsidiaries [Member])	Dec. 31, 2012
Fiat Industrial subsidiaries [Member]
Segment and Geographical Information (Textual) [Abstract]
Purchase of common shares outstanding by Fiat Industrial	87.00%